Notes Payable – Related Parties - Schedule of Debt, Related Parties Notes Payable (Details) - Related Party [Member] - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes Payable – Related Parties - Schedule of Debt, Related Parties Notes Payable (Details) [Line Items]
Notes Payable	$ 0	$ 64,044	$ 300,012
Current Portion, net of discount	0	64,044	300,012
Long-term portion, net of discount	0	0	0
Lindstrom Note [Member]
Notes Payable – Related Parties - Schedule of Debt, Related Parties Notes Payable (Details) [Line Items]
Lindstrom Note	0	45,294	$ 45,294
Lindstrom Note 2 [Member]
Notes Payable – Related Parties - Schedule of Debt, Related Parties Notes Payable (Details) [Line Items]
Lindstrom Note	$ 0	$ 18,750